Subsequent Events (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands					1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 21, 2019	Aug. 21, 2019	Jul. 12, 2019	Jul. 12, 2019	Oct. 28, 2019	Feb. 28, 2017	Mar. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Subsequent Events (Textual)
Additional credit facility							$ 905	$ 525	$ 905
Debt instrument, maturity date								Jul. 30, 2020
Number of shares issued			4,277
Conversion of stock description								The Existing Securities have a current exercise price of $0.59, which was amended from $2.50 on July 12, 2019. The current exercise price for the Existing Securities shall be amended to reduce the exercise price to $0.51, subject to adjustment pursuant to the provisions of the Existing Securities.
Proceeds from private placement							12,693	$ 2	4,221	$ 12,693
Securities Purchase Agreement [Member]
Subsequent Events (Textual)
Number of shares issued						1,100
Series B Convertible Preferred Stock [Member]
Subsequent Events (Textual)
Stock price per share								$ 0.001
Conversion of stock description								Each share of the Series B Preferred Stock has a par value of $0.001 per share and a stated value equal to $1,000 (the “Stated Value”) and is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $0.51, subject to certain limitations and adjustments (the “Conversion Price”).
Gary M. Metzger [Member]
Subsequent Events (Textual)
Additional credit facility								$ 60
Long-term debt - related parties							$ 328		$ 328
Note payable, interest rate							10.00%		10.00%
Debt instrument, maturity date									Jul. 30, 2020
Subsequent Event [Member]
Subsequent Events (Textual)
Exercised Cashless				4,277
Warrants issued			5,677	5,677
Number of shares issued			4,277
Conversion of stock description					The Company issued 2,243 shares of the Company's common stock to investors in exchange for the March and May 2017 warrants. Upon the issuance of the 2,243 shares, the March and May 2017 warrants were extinguished.
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Textual)
Number of shares issued	300	300
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Events (Textual)
Number of shares issued	2,000	2,000
Stock consideration received per transaction	$ 1	$ 1
Stock price per share	$ 0.001	$ 0.001
Exercise price of warrants	$ 0.51	$ 0.51
Conversion of stock description		The market price of the Common Stock on the 11 month anniversary of the closing date of the offering is less than $0.51, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series B Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series B Convertible Preferred Stock based on the $0.51 conversion price.